INTANGIBLE ASSETS (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Net balance	$ 1,562,654	$ 1,614,475
Gross Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Net balance	1,751,814	1,745,368
Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Net balance	(189,160)	(13,000,893)
Integrated banking ystem [Member]
Disclosure of detailed information about intangible assets [line items]
Net balance	$ 463	$ 1,214
Integrated banking ystem [Member] | Gross Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Useful life years	P15Y	P15Y
Remaining amortization years	1 year	2 years
Net balance	$ 9,824	$ 9,825
Integrated banking ystem [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Net balance	(9,361)	(8,611)
Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Net balance	$ 112,892	$ 86,110
Computer software [Member] | Gross Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Useful life years	P3Y	P3Y
Remaining amortization years	1 year	2 years
Net balance	$ 193,256	$ 152,560
Computer software [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Net balance	(80,364)	(66,450)
IT Projets [Member]
Disclosure of detailed information about intangible assets [line items]
Net balance	$ 16,663	$ 21,300
IT Projets [Member] | Gross Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Useful life years	P8Y	P8Y
Remaining amortization years	5 years	6 years
Net balance	$ 42,474	$ 42,447
IT Projets [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Net balance	$ (25,811)	$ (21,147)
Trademark [Member]
Disclosure of detailed information about intangible assets [line items]
Useful life years	P10Y	P10Y
Remaining amortization years	9 years	10 years
Net balance	$ 42,106	$ 4,720,009
Trademark [Member] | Gross Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Net balance	51,417	51,449
Trademark [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Net balance	$ (9,311)	$ (4,240)
Customer relationship [Member]
Disclosure of detailed information about intangible assets [line items]
Useful life years	P12Y	P12Y
Remaining amortization years	11 years	12 years
Core deposit [Member]
Disclosure of detailed information about intangible assets [line items]
Useful life years	P9Y	P9Y
Remaining amortization years	8 years	9 years
Net balance	$ 187,183	$ 222,690
Core deposit [Member] | Gross Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Net balance	233,489	243,460
Core deposit [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Net balance	(46,306)	(2,000,770)
Other intangible assets [Member]
Disclosure of detailed information about intangible assets [line items]
Net balance	$ 646	$ 817
Other intangible assets [Member] | Gross Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Useful life years	P10Y	P10Y
Remaining amortization years	1 year	2 years
Net balance	$ 3,645	$ 3,645
Other intangible assets [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Net balance	(2,999)	(2,828)
Generated in business combination [Member]
Disclosure of detailed information about intangible assets [line items]
Net balance	1,431,990	15,000,500,034
Generated in business combination [Member] | Gross Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Net balance	1,502,615	1,536,891
Generated in business combination [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Net balance	(70,625)	(31,857)
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Net balance	1,126,663	114,530,008
Goodwill [Member] | Gross Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Net balance	1,126,663	114,530,008
Goodwill [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Net balance
Customer relationship [Member]
Disclosure of detailed information about intangible assets [line items]
Net balance	76,038	89,827
Customer relationship [Member] | Gross Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Net balance	91,046	96,674
Customer relationship [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Net balance	$ (15,008)	$ (6,847)